Expense Example {- Franklin OnChain U.S. Government Money Fund} - Franklin OnChain U.S. Government Money Fund -01 - Franklin OnChain U.S. Government Money Fund - Franklin OnChain U.S. Government Money Fund null
Apr. 06, 2021 USD ($)
Expense Example:
1 year	$ 20
3 years	$ 767